Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events
35.	Subsequent events
Dividends
On March 6, 2024, the Company announced that the Board of Directors approved an annual cash dividend of
US$0.38 per ordinary share, or US$0.76 per ADS, to holders of ordinary shares and holders of ADSs, respectively, as of the close of business on April 5, 2024, payable in U.S. dollars. The aggregate amount of the dividend will be approximately US$1.2 billion. The payment date is expected to be on or around April 23, 2024 and on or around April 29, 2024 for holders of ordinary shares and holders of ADSs, respectively.
Share Repurchase Program
Under the 2020 share repurchase program, as of the date of this report, the Company had repurchased 103,742,254
Class A ordinary shares (including ADSs) for approximately US$
2,138
 million, including
48,230,474
Class A ordinary shares (including ADSs) for approximately US
$
645
 million during the period from
January 1, 2024 to March 17, 2024

(the expiration date of 2020 share repurchase program)
.
On March 6, 2024, the Company announced that the Board of Directors approved a new share repurchase program (the “New Share Repurchase Program”), effective upon the expiry of the 2020 share repurchase program in March 2024. Pursuant to the New Share Repurchase Program, the Company may repurchase up to
US$3.0 billion worth of its shares (including ADSs) over the next 36 months through March
2027. The Company had repurchased 39,273,924 Class A ordinary shares (including ADSs) for approximately US$533 million during the period from March 18, 2024 to March 31, 2024 under New Share Repurchase Program
.